REVENUE INFORMATION	12 Months Ended
Dec. 31, 2024
REVENUE INFORMATION
REVENUE INFORMATION

16. REVENUE INFORMATION

Revenues consisted of the following:

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Electric scooter sales	2,853,895,423	2,358,658,368	2,960,507,972
Accessory and spare parts sales	242,296,734	197,634,073	241,680,284
Service revenues	72,405,177	95,465,205	86,108,088
Revenues	3,168,597,334	2,651,757,646	3,288,296,344

The following summarized the Group’s revenues from the following geographic areas (based on the location of customers):

	For the Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
The mainland China	2,583,843,616	2,247,593,239	2,845,174,856
Europe	343,157,877	151,521,237	172,195,656
Others	241,595,841	252,643,170	270,925,832
Revenues	3,168,597,334	2,651,757,646	3,288,296,344